Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity® Advisor Diversified International Fund	FDVAX	FADIX	FDIBX	FADCX	FDVIX
Fidelity Advisor Emerging Asia Fund	FEAAX	FEATX	FERBX	FERCX	FERIX
Fidelity Advisor Emerging Markets Fund	FAMKX	FTMKX	FBMKX	FMCKX	FIMKX
Fidelity Advisor Europe Capital Appreciation Fund	FAEAX	FAECX	FBEAX	FCEAX	FIEAX
Fidelity Advisor Global Capital Appreciation Fund	FGEAX	FGETX	FGEBX	FEUCX	FEUIX
Fidelity Advisor International Capital Appreciation Fund	FCPAX	FIATX	FCPBX	FCPCX	FCPIX
Fidelity Advisor Japan Fund	FJPAX	FAJTX	FAJBX	FAJCX	FAJIX
Fidelity Advisor Latin America Fund	FLTAX	FLTTX	FLTBX	FLACX	FLNIX
Fidelity Advisor Overseas Fund	FAOAX	FAERX	FAOBX	FAOCX	FAOIX
Fidelity Advisor Value Leaders Fund	FVLAX	FVLTX	FVLBX	FVLCX	FVLIX

Funds of Fidelity Advisor Series VIII

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

The following information replaces similar information for Sammy Simnegar and Victor Thay found in the "Management Contracts" section beginning on page 52.

Tom Allen is the portfolio manager of Advisor Global Capital Appreciation and receives compensation for his services. As of February 28, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Advisor Global Capital Appreciation is based on the pre-tax investment performance of the fund measured against the MSCI All Country (AC) World Index (net MA tax), and the pre-tax investment performance of the fund (based on the performance of the fund's Institutional Class) within the Morningstar World Stock Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ACOM10BB-10-02 April 1, 2010
1.909881.101

The following table provides information relating to other accounts managed by Mr. Allen as of February 28, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,042	none	$ 776
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 25	none	none

* Includes Advisor Global Capital Appreciation ($25 (in millions) assets managed with performance-based advisory fees).

As of February 28, 2010, the dollar range of shares of Advisor Global Capital Appreciation beneficially owned by Mr. Allen was none.

The following information replaces similar information for Kevin Chang found in the "Management Contracts" section beginning on page 55.

Colin Chickles is the portfolio manager of Advisor Emerging Asia and receives compensation for his services. As of January 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, as applicable, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Advisor Emerging Asia is based on the fund's pre-tax investment performance measured against the MSCI® All Country Asia Free ex Japan Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Chickles as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,038	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,727	none	none

* Includes Advisor Emerging Asia ($312 (in millions) assets managed).

As of January 31, 2010, the dollar range of shares of Advisor Emerging Asia beneficially owned by Mr. Chickles was none.